Operations	9 Months Ended
Sep. 30, 2021
Operations
Operations

1 Operations

Braskem S.A. is a public corporation headquartered in Camaçari/Bahia, which, jointly with its subsidiaries (hereinafter “Braskem” or “Company”), is controlled by Novonor S.A. (“Novonor”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The ultimate parent company of Braskem is Kieppe Patrimonial S.A.

The Braskem’s shares are traded on B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6, and on the New York Stock Exchange (“NYSE”) under the ticker BAK.

Braskem is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air and industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy for its own use and use by other companies. Braskem also invests in other companies, either as equity method investees or associates.

The Company has industrial plants in Brazil, the United States, Germany and Mexico. The units produce thermoplastic resins, such as polyethylene (“PE”), polypropylene (“PP”), polyvinyl chloride (“PVC”) and other basic petrochemicals.

Operations of Braskem Idesa

On December 2, 2020, the subsidiary Braskem Idesa (“BI”) was notified by the National Natural Gas Control Center ("Cenagas"), the Mexican government agency responsible for the natural gas pipeline and transportation system in the region, regarding the unilateral suspension of natural gas transportation, an energy input essential to produce polyethylene at the Petrochemical Complex in Mexico. As a result, and respecting the safety protocols, Braskem Idesa immediately suspended its operational activities.

On January 7, 2021, Braskem Idesa partially resumed operations of polyethylene production based on an experimental business model, that follows all safety protocols, in order to attend the demand from Mexico’s plastics industry. In addition, Braskem Idesa has taken legal measures as established in the Ethane Supply Agreement entered into between BI and PEMEX. Braskem Netherlands B.V., the direct parent company of BI, also has taken legal actions based on the applicable international rules to protect the rights and to ensure the performance of all legal obligations and also seeking to protect its investment in Mexico. Such measures provide for a remediation and negotiation period in which the parties seek a solution.

The subsidiary Braskem Idesa (“BI”) signed the following documents to enable the continuity of its operations:

(i) On February 26, 2021, memorandum of understanding with terms and conditions for discussing potential amendments to the ethane supply agreement with PEMEX Transformación Industrial and PEMEX Exploración y Producción ("PEMEX"), as well as for building an ethane import terminal, subject to negotiation, final documentation, approval of creditors and shareholders of BI, and with rights reserved; and

(ii) On February 26, 2021, natural gas transportation service agreement with Centro Nacional de Control del Gas Natural ("CENAGAS"), with term of 15 years, subject to the execution of the final documentation mentioned in item (i) above.

On September 27, 2021, Braskem Idesa signed the following documents:

(i) Amendment to the ethane supply agreement (“Amendment”) with PEMEX Transformación Industrial and PEMEX Exploración y Producción ("PEMEX"), with settlement of any pending contractual amounts; and

(ii) Agreement with Petróleos Mexicanos, PEMEX Logística and other government entities, establishing administrative support measures, especially with the obtainment of licences, permits and rights of way for the project to build an ethane import terminal with the capacity to meet all of BI's feedstock requirements ("Terminal Agreement”).

The Amendment changes the minimum contractual volume commitment to 30,000 barrels/day until the limit date of February 2025 (subject to extensions in the event of delay in obtaining the licenses for the terminal's construction), with the terminal's startup expected in the second half of 2024. The Amendment further establishes first-refusal rights, which consists of a preemptive right for Braskem Idesa in the acquisition of all ethane that PEMEX has available and does not consume in its own production process through 2045, at prices based on international references.

Note that the terminal project is designed to supplement ethane supply in Mexico by gaining access to new feedstock sources. Moreover, the investment in the terminal is subject to final approvals by the competent governance bodies of BI and by its shareholders.

To render them effective, the Amendment and the Terminal Agreement are conditioned upon the applicable corporate approvals, including final approval by the shareholders and creditors of BI ("Conditions Precedent"). The Amendment produces effects retroactive to February 26, 2021, the execution date of the memorandum of understanding. The approvals required for the Amendment and Terminal Agreement to come into force were obtained in October 2021.